INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,585,465	$ 1,463,250
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,585,465	$ 1,463,250